Recent Accounting Pronouncements - Narrative (Details) - Forecast - Subsequent Event - ASU 2016-02 $ in Millions	Jan. 01, 2019 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease asset	$ 32
Operating lease liability	32
Finance lease asset	29
Finance lease liability	$ 29